10. Short-Term Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings totaling $20,051 at December 31, 2014 as shown on the balance sheet consist primarily of two Federal Home Loan Bank advances that are secured by a lien on a specific class of residential and commercial mortgage loans of the Bank. The advances are also secured by a specific group of available for sale securities held in safekeeping by the FHLB. The Federal Home Loan Bank has the option to convert these advances which total $20,000 to a three month LIBOR-based floating rate advance. These two notes have interest rates that range from 3.84% to 4.34% at December 31, 2014. The average rate paid on these two borrowings was 3.97% during 2013 and 2014. Also included in other short-term borrowings are the contractual principal payments due over the next 12 months on an FHLB advance granted through the FHLB’s Affordable Housing Program. The contractual payments due on the FHLB Affordable Housing program loan total $51 and have a zero interest rate. As discussed in Note 25, the Company paid off a Holding Company Loan from Community Bankers Bank in the amount of $3,440 with funds received in the private placement capital raise. This loan was included in short-term borrowings as of December 31, 2013.